Banking Facilities	12 Months Ended
Sep. 30, 2023
Banking Facilities [Abstract]
BANKING FACILITIES

NOTE 12. BANKING FACILITIES

A subsidiary of the Group entered into a banking facility agreement with CMB Wing Lung Bank Limited, pursuant to which the subsidiary is entitled to trade facilities of HK$20.0 million. The facilities are secured by a property owned by the subsidiary and a property jointly owned by the founder of the Company and his family member, and jointly guaranteed by the founder of the Company and his family member (see Note 20). The trade facilities include letter of credit, trust receipt, invoice financing, and letter of guarantee. As of September 30, 2022 and 2023, the Group had utilized HK$2,931,934 and HK$3,503,768, respectively. The unutilized banking facilities were HK$17,068,066 and HK$16,496,232 as of September 30, 2022 and 2023, respectively.